UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ☒     Rule 15GA-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from      July 1, 2023 to September 30, 2023

Date of Report (Date of earliest event reported): November 7, 2023
SVC ABS LLC
(Exact name of depositor as specified in its charter)

1-11527	9453944
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Brian E. Donley, (617) 964-8389
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SERVICE PROPERTIES TRUST
(Securitizer)

		By:	/s/ Brian E. Donley
		Name:	Brian E. Donley
		Title:	Chief Financial Officer and Treasurer

Dated:	November 7, 2023